APPENDIX I   			United States
Securities and Exchange Commission
Washington, D.C.20549

FORM 24F2
Annual Notice of Securities Sold
Pursuant to Rule 24f2

Read instructions at end of Form before preparing Form

1. Name and address of issuer,
              Premier VIT
              1345 Avenue of the Americas
              New York, New York 10105

2.  The name of each series or class of securities
    for which this Form is filed If the Form is
    being filed for all series and classes
    of securities of the issuer, check
    the box but do not list series of classes           x


3. Investment Company Act File Number, 811 08512



Securities Act File Number, 33 78944




4. (a).  Last day of fiscal year for
         which this Form is filed,  December 31, 2005


4. (b).  ?  Check box if this Form is being filed late
            i.e more than 90 calendar days after the end of the issuers fiscal year. See Instruction A.2


Note, If the Form is being filed late,
 interest must be paid on the registration fee due.



4. (c). ? Check box if this is the last time the issuer will be filing this Form


5. Calculation of registration fee

I. Aggregate sale price of securities
   sold during the  fiscal year pursuant to section 24.f
                 $97,936,443.


II. Aggregate price of securities redeemed or Repurchased during the fiscal year. $(241,995,360)

III. Aggregate price of Securities redeemed or
     repurchased  during any prior fiscal
     year ending no earlier than October 11, 1995
     that were not previously used to  reduce
     registration fees payable to the Commission
     $(309,381,091)


IV. Total available redemption credits
    (add Items (II) and (5(III)	$(551,376,451)

V. Net sales if Item 5(IV) is greater than Item 5(I) subtract Item 5(IV) from Item 5(I).$___________

VI. Redemption credits available for use in future years
$(453,440,008)
If Item 5(I) is less than Item 5(IV) subtract Item
5(IV) from Item 5(I)

VII. Multiplier for determining registration fee
(See x.0001070 Instruction C.9).

VIII. Registration fee due multiply Item 5(V) by Item
	$_ -0-__
5(VII) (enter 0 if no fee is due)

6. Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e2 as in
effect before October 11, 1997 then report the amount of securities (number of shares or units) deducted here,_0_. If there is a number of shares or other units that were registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here
 _0_.


7. Interest due if this Form is being
   filed more than 90 days after the end of the issuers
    fiscal year (see instruction D)
+$_________

8. Total of the amount of the registration fee due plus any interest due line 5(VIII) plus line 7
 $____-0-__


9.Date the registration fee and any interest
  payment was sent to the Commissions lockbox depository
Method of Delivery,

      Wire Transfer

      Mail or other means

SIGNATURES



This report has been signed below
by the following persons on behalf
of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)

Lawrence Altadonna____
Treasurer_________________


Date ____3.6.06__________

Please print the name and title of the signing
Officer below the signature.